CONTINGENCIES - Schedule of lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries (Details) - USD ($) $ in Thousands	Oct. 09, 2020	Dec. 31, 2023
LATAM Finance Limited
Disclosure of contingent liabilities [line items]
Amounts Committed		$ 0
Termination liquidation extension period	6 months
Peuco Finance Limited
Disclosure of contingent liabilities [line items]
Amounts Committed		0
Termination liquidation extension period	6 months
Piquero Leasing Limited
Disclosure of contingent liabilities [line items]
Amounts Committed		$ 0
Termination liquidation extension period	6 months